Loans Receivables	12 Months Ended
Mar. 31, 2023
Loans Receivables [Abstract]
Loans receivables

8. Loans receivables

	2023	2022
	US$	US$
Loans to third parties (note (a))	—	7,138,703
Loans to related parties (note (b))	—	2,245,200
Total	—	9,383,903

Notes:

(a)

As of March 31, 2022, the advances granted to independent third parties were unsecured, except for US$2,070,421 bearing a fixed interest rate at 5%, interest free, and repayable within 12 months from the year end date as of March 31, 2022.

(b)	As of March 31, 2022, the advances granted to related parties are unsecured, bearing a fixed interest rate at 5%, and repayable within 12 months from the year end date as of March 31, 2022.

(c)	During the year ended March 31, 2023, all the loan receivables arising from the Company’s PRC subsidiaries were impaired and included in the discontinued operation.